Consolidated Statements of Equity and Partners' Capital (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred taxes on capitalized interest	$ (38,160)	$ (46,530)
Net Investment by Anadarko [Member]
Deferred taxes on capitalized interest	(38,160)	(46,530)
Net Investment by Anadarko [Member] | Capitalized Interest [Member]
Deferred taxes on capitalized interest	$ 300	$ 5,500